Debt - credit facility (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Short-term debt	€ 0	€ 20,000,000
Uncommitted Credit Facility
Line of Credit Facility [Line Items]
Uncommitted credit facility principle amount	€ 50,000,000
LIBOR | Uncommitted Credit Facility
Line of Credit Facility [Line Items]
Debt basis spread on variable rate	1.00%